Inventory	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
Inventory [Text Block]
5)	Inventory

	December 31, 2025	December 31, 2024
Finished products - Vanadium	$37,246	$35,083
Finished products - Ilmenite	321	1,040
Work-in-progress - Vanadium	1,195	606
Work-in-progress - Ilmenite	-	-
Stockpiles	336	490
Warehouse materials	10,413	10,319
Total	$49,511	$47,538

During the year ended December 31, 2025, the Company recognized a net realizable value write-down of $20,439 for vanadium finished products (year ended December 31, 2024 - $13,897), $869 for ilmenite finished produced products (year ended December 31, 2024 - reversal of $4,340) and a write-down reversal of $36 for warehouse materials (year ended December 31, 2024 - $238).  The write-down reversal refers to the provision for losses of obsolete items held in warehouses that will no longer be used.

The cost of goods sold is presented in note 19.